SCHEDULE OF DERIVATIVE LIABLITY ASSUMPTIONS INPUT (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021 Integer	Dec. 31, 2020 Integer
Measurement Input, Expected Dividend Rate [Member]
Derivative [Line Items]
Derivative liability measurement input
Measurement Input, Expected Term [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liabilty measurement input period	1 year 1 month 6 days	1 year 7 months 6 days
Measurement Input, Expected Term [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liabilty measurement input period	1 year 2 months 12 days	2 years
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability measurement input	0.0009	0.0013
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability measurement input	0.0025	0.0017
Measurement Input, Option Volatility [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability measurement input	224	318
Measurement Input, Option Volatility [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability measurement input	311	485